                     Filed Pursuant to Rule 497 (e) as amended by Regulation S-T
                                                    File Nos. 811-6229; 33-37783
--------------------------------------------------------------------------------
                                  GOVETT FUNDS
                        SUPPLEMENT DATED AUGUST 24, 1998
  TO THE CLASS A PROSPECTUS DATED APRIL 17, 1998, AS SUPPLEMENTED JUNE 4, 1998
-------------------------------------------------------------------------------

CLOSURE OF LATIN AMERICA FUND AND ASIA FUND TO NEW INVESTMENT.

     Effective September 1, 1998, Latin America Fund and Asia Fund (each a "Fund" and collectively the "Funds") are closed to new investments, including exchanges. The Board of Directors has approved a proposal to submit a Plan of Reorganization to the shareholders of each Fund, so that each Fund can be merged into Govett Emerging Markets Equity Fund. In due course shareholders in the Funds will receive a proxy statement and proxy card.

PORTFOLIO MANAGEMENT.

All paragraphs but the last paragraph of the "Portfolio Management" Section are deleted and the following paragraph is substituted:

       "AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Mexico City, Rio de Janeiro, Poznan (Poland), Bangalore, Kuala Lumpur, Seoul, and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for the AIB Govett group and coordinates implementation in accordance with each Fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each Fund."

ELIMINATION OF SALES CHARGES ON PURCHASES OF CLASS A RETAIL SHARES ("RETAIL SHARES").

Effective September 1, 1998, the sales charge on Retail Shares is eliminated. The "Sales Charges" section under "How to Buy Shares" is amended as follows:

       * The paragraphs entitled "Sales Charges," "Aggregating Shares to determine `Amount of Purchase'," "Waiver of Front-end Sales Charges on Class A shares," "Waivers of Front-End Sales Charges on Class A shares," and "Reduced Charges on Class A shares," and related graphics, are deleted in their entirety and the following paragraph is substituted:

               "Effective September 1, 1998, the sales charge on Class A shares was eliminated."

       * The paragraphs entitled "Letter of Intent ("LOI")" and "Right of Accumulation" under "How to Buy Shares" are deleted in their entirety and the following paragraph is substituted:

               "LETTER OF INTENT ("LOI") AND RIGHT OF ACCUMULATION. Prior to September 1, 1998, investors who agreed to purchase a certain dollar amount of Class A shares or who had already purchased a certain dollar amount of Class A shares, may have qualified for reduced sales charge rates. Purchases of Class A shares made after September 1, 1998 are not subject to a sales charge."

       * The references to sales charges in the "Summary of Investor Costs" on page 5 and in the "How to Make Exchanges" section are deleted.

1% REDEMPTION FEE FOR REDEMPTIONS OF SHARES REDEEMED WITHIN 6 MONTHS OF PURCHASE (SHARES PURCHASED PRIOR TO SEPTEMBER 1, 1998 ARE EXEMPT).

Effective September 1, 1998, the sections entitled "CDSCs" and "Waiver of CDSCs" under "How to Buy Shares" are deleted in their entirety and the following paragraph substituted:

     "SHORT-TERM REDEMPTION FEE

     To discourage short-term trading, effective September 1, 1998, purchases of Class A shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.

     All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee, and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through reinvestment of dividends or capital gains distributions, nor when exchanges are made between Funds.

     Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.

     WAIVER OF SHORT-TERM REDEMPTION FEE

     The redemption fee is waived under the following circumstances:

     * Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

     * Minimum required distributions from certain IRA or retirement plan distributions.

     * Pursuant to the Reinstatement Privilege, which may be exercised only once for each Fund investment. Amount reinvested will be subject to the same redemption fee to which the amount was subject to prior to the redemption, and the 6-month redemption fee period will continue to run from the original investment date, extended by the number of days between the redemption and reinvestment dates.

     * Redemptions made pursuant to the Funds' systematic withdrawal plan, but limited to 10% of the initial value of the account annually for Class A."

The "Reinstatement Privilege" section under "How to Buy Shares" is deleted in its entirety and the following paragraph is substituted:

     "REINSTATEMENT PRIVILEGE. A Class A shareholder who redeemed Class A shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in Class A shares of any other Fund open for new investment. Any such reinstatements will be made at the NAV per share next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption. The redemption is a taxable event, but some or all of the loss on redemption may be disallowed under certain "wash sale" rules for federal income tax purposes. See "Dividends, Distributions and Federal Income Taxation--U.S. Federal Taxation of Shareholders" below. It is the investor's responsibility or the responsibility of his broker to notify the Transfer Agent of the investor's intent to exercise the reinvestment privilege. Reinstatement at NAV per share is also offered to participants and eligible retirement plans held or administered by Semper Trust Company for repayment of principal (and interest) on their borrowings on such plans. The Funds may modify or terminate the reinstatement privilege at any time upon notice to the shareholders."

The "CDSCs" paragraph under "How to Redeem Shares" is deleted and the following paragraph is substituted:

            "SHORT-TERM REDEMPTION FEE

            Effective September 1, 1998, purchases of Class A shares will be subject to the 1% redemption fee on shares redeemed within six months of the purchase of the shares, as described under "How to Buy Shares"."

                      Filed Pursuant to Rule 497(e) as amended by Regulation S-T
                                                     File Nos. 811-6229;33-37783
--------------------------------------------------------------------------------
                                 GOVETT FUNDS

                        SUPPLEMENT DATED AUGUST 24, 1998
 TO THE INSTITUTIONAL CLASS PROSPECTUS DATED APRIL 17, 1998 AS SUPPLEMENTED
                                 MAY 22, 1998
--------------------------------------------------------------------------------


CLOSURE OF LATIN AMERICA FUND AND ASIA FUND TO NEW INVESTMENT.

     Effective September 1, 1998, Latin America Fund and Asia Fund (each a "Fund" and collectively the "Funds") are closed to new investments, including exchanges. The Board of Directors has approved a proposal to submit a Plan of Reorganization to the shareholders of each Fund, so that each Fund can be merged into Govett Emerging Markets Equity Fund. In due course shareholders in the Funds will receive a proxy statement and proxy card.

PORTFOLIO MANAGEMENT

All paragraphs but the last paragraph of the "Portfolio Management" section are deleted and the following paragraph is substituted:

     "AIB Govett and the Subadviser are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore, which are supported in turn by a global network of investment/research offices in Baltimore, Budapest, Mexico City, Rio de Janeiro, Poznan (Poland), Bangalore, Kuala Lumpur, Seoul, and Taipei. Each Fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for the AIB Govett group and coordinates implementation in accordance with each Fund's investment objectives, policies and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each Fund.

DECREASE IN MINIMUM INITIAL INVESTMENT.

Effective September 1, 1998, the minimum investment stated in "Who Can Buy Institutional Shares" is reduced from $500,000 to $25,000.

CHANGE IN DEFINITION OF ELIGIBLE PURCHASERS

The second paragraph of the section entitled "Who Can Buy Institutional Shares" is deleted and the following language is substituted:

     "Shares of the Institutional Class are available for purchase only by:

     (a) Retirement, profit-sharing, 401(k) and other tax-exempt employee benefit plans, including rollover individual retirement plans from such plans.

     (b) Institutional advisory accounts of AIB Govett or its affiliates, as well as subsidiaries and related employee benefit plans and certain rollover individual retirement accounts from such institutional advisory accounts.

     (c) Registered investment advisers and financial institutions, including banks and trust companies (each an "Adviser") investing on behalf of clients that are institutions or high net-worth individuals having at least $250,000 under management by the Adviser.

     (d) The Board of Directors may also authorize purchases of Institutional Class shares of any series of the Funds, with or without minimum investment waived, by shareholders of a mutual fund which was advised by AIB Govett or an affiliate and subsequently merged into a series of the Funds."

1% REDEMPTION FEE FOR REDEMPTIONS OF SHARES REDEEMED WITHIN 6 MONTHS OF PURCHASE (SHARES PURCHASED PRIOR TO SEPTEMBER 1, 1998 ARE EXEMPT).

Effective September 1, 1998, the following new section is added under "How to Buy Shares":

     "SHORT-TERM REDEMPTION FEE

     To discourage short-term trading, effective September 1, 1998, purchases of Institutional class shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund.

     All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee, and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through reinvestment of dividends or capital gains distributions, nor when exchanges are made between Funds.

     Whether a redemption fee is imposed will depend on the number of months since the investor purchased the shares from which an amount is being redeemed. The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee. For example, if a shareholder purchased 500 shares for $10/share 12 months ago and then purchased 600 shares for $12/share 4 months ago, today when he sells 400 shares for $15/share he would pay no fee as those 400 shares would be the from the first purchase and would have been held for more than 6 months. However, if he sold 600 shares at $15/share, a redemption fee of $15 would be owed on the 100 shares that had not been held for 6 months.

     WAIVER OF SHORT-TERM REDEMPTION FEE

     The redemption fee is waived under the following circumstances:

     * Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

     * Minimum required distributions from certain IRA or retirement plan distributions.

     * Pursuant to the Reinstatement Privilege, which may be exercised only once for each Fund investment. Amount reinvested will be subject to the same redemption fee to which the amount was subject to prior to the redemption, and the 6-month redemption fee period will continue to run from the original investment date, extended by the number of days between the redemption and reinvestment dates."

THE "REINSTATEMENT PRIVILEGE" SECTION UNDER "HOW TO BUY SHARES" IS DELETED IN ITS ENTIRETY AND THE FOLLOWING PARAGRAPH IS SUBSTITUTED:

     "REINSTATEMENT PRIVILEGE. An Institutional Class shareholder who redeemed Institutional Class shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in Institutional Class shares of any other Fund open for new investment. Any such reinstatements will be made at the NAV per share next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption. The redemption is a taxable event, but some or all of the loss on redemption may be disallowed under certain "wash sale" rules for federal income tax purposes. See "Dividends, Distributions and Federal Income Taxation--U.S. Federal Taxation of Shareholders" below. It is the investor's responsibility or the responsibility of his broker to notify the Transfer Agent of the investor's intent to exercise the reinvestment privilege. Reinstatement at NAV per share is also offered to participants and eligible retirement plans held or administered by Semper Trust Company for repayment of principal (and interest) on their borrowings on such plans. The Funds may modify or terminate the reinstatement privilege at any time upon notice to the shareholders."

The following new paragraph is added under "How to Redeem Shares":

            "SHORT-TERM REDEMPTION FEE

            Effective September 1, 1998, purchases of Institutional Class shares will be subject to the 1% redemption fee on shares redeemed within six months of the purchase of the shares, as described under "How to Buy Shares"."

                     Filed Pursuant to Rule 497 (e) as amended by Regulation S-T
                                                    File Nos. 811-6229; 33-37783
--------------------------------------------------------------------------------
                                  GOVETT FUNDS
                        SUPPLEMENT DATED AUGUST 24, 1998
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 17, 1998
--------------------------------------------------------------------------------

CLOSURE OF LATIN AMERICA FUND AND ASIA FUND TO NEW INVESTMENT.

     Effective September 1, 1998, Latin America Fund and Asia Fund (each a "Fund" and collectively the "Funds") are closed to new investments, including exchanges. The Board of Directors has approved a proposal to submit a Plan of Reorganization to the shareholders of each Fund, so that each Fund can be merged into Govett Emerging Markets Equity Fund. In due course shareholders in the Funds will receive a proxy statement and proxy card.

ELIMINATION OF SALES CHARGES ON PURCHASES OF CLASS A RETAIL SHARES ("RETAIL SHARES").

Effective September 1, 1998, the sales charge on Retail Shares is eliminated. The "Additional Purchase, Exchange and Redemption Information" section is amended as follows:

     * The "Multiple Classes of Shares" paragraph is deleted in its entirety and the following paragraph is substituted:

       "Each Fund has designated three classes of shares. Class A shares are sold without any sales charge. Prior to September 1, 1998, Class A shares were sold with an initial sales charge. Institutional Class shares are sold without any sales charge but a subject to certain eligibility requirements. Class B shares have not been offered to the public. Each class of shares of each Fund represents interests in the same portfolio of investments of the Fund, have the same rights and are identical in all material respects. In addition, Institutional Class has not voting rights with respect to the Rule 12b-1 distribution plan pursuant to which the distribution fee for Class A shares is paid. When purchasing shares of a Fund, investors must specify whether the purchase is for Class A or Institutional Class shares. AN UNSPECIFIED PURCHASE ORDER WILL BE CONSIDERED AN ORDER FOR CLASS A SHARES.

     * The paragraph entitled "Letter of Intent  Class A Shares" is deleted.

The "Performance" section is amended as follows:

     * The second sentence in the second paragraph on page 33 is deleted in its entirety and the following sentence is substituted:

       "The following assumptions will be reflected in computations made in accordance with this formula: (1) deduction of the maximum front-end sales charge from the $1,000 initial investment (prior to September 1, 1998, Class A shares were subject to a maximum sales charge of 4.95%);
       (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; (3) a complete redemption at the end of any period illustrated, and (4) deduction of any applicable CDSC.

     * The third sentence in the penultimate paragraph on page 34 is deleted and the following sentence is substituted:

       "Class A total return figures included the maximum front-end sales charge of 4.95% (prior to September 1, 1998, Class A shares were subject to a maximum sales charge of 4.95%).

1% REDEMPTION FEE FOR REDEMPTIONS OF SHARES REDEEMED WITHIN 6 MONTHS OF PURCHASE (SHARES PURCHASED PRIOR TO SEPTEMBER 1, 1998 ARE EXEMPT).

Effective September 1, 1998, the "Additional Purchase, Exchange and Redemption Information" section is amended to add the following paragraph after the "Multiple Classes of Shares" paragraph:

       "SHORT-TERM REDEMPTION FEE. To discourage short-term trading, effective September 1, 1998, purchases of Class A shares are subject to a 1% redemption fee on shares redeemed within six months of the purchase of the shares. The fee is paid to the Fund. Shares held prior to this date are exempt from the redemption fee. For more details about the redemption fee, see the Prospectus."

The following sentence is added at the end of the "Involuntary Redemption of Class A and Class B Shares in Accounts That Do Not Have the Required Minimum Balance" section:

       "Redemptions at the discretion of the Funds are not subject to the short-term redemption fee."